Cover	12 Months Ended
Sep. 30, 2021 shares
Cover [Abstract]
Entity Registrant Name	UMeWorld Limited
Entity Central Index Key	0001114936
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	109,545,271
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-30813
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Unit B, 12/F, Hang Seng Causeway Bay Building
Entity Address Address Line 2	28 Yee Wo Street
Entity Address Address Line 3	Causeway Bay
Entity Address City Or Town	Hong Kong
Entity Address Country	CN
Contact Personnel Name	Michael Lee
Auditor Name	J&S ASSOCIATE
Auditor Location	Kuala Lumpur, Malaysia
Auditor Firm Id	2380
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Contact Personnel Email Address	info@umeworld.com
Document Accounting Standard	U.S. GAAP
Security 12b Title	Ordinary shares, par value US$0.0001 per share
Trading Symbol	UMEWF
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by UMeWorld Limited (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended September 30, 2021, originally filed with the U.S. Securities Exchange Commission on February 14, 2022 (the “Original Filing”). The Company is filing this Amendment solely to furnish the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original Filing. Exhibit 101 includes information in eXtensible Business Reporting Language (XBRL).